Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (37,061)	$ (441,322)	$ (285,585)
Foreign currency translation income (loss)	87	(394)	35
Comprehensive loss	(36,974)	(441,716)	(285,550)
Comprehensive loss attributable to non-controlling interest	0	(110,930)	(58,364)
Comprehensive loss attributable to System1, Inc.	$ (36,974)	(330,786)	$ (227,186)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(442,079)
Foreign currency translation income (loss)		(394)
Comprehensive loss		(442,473)
Comprehensive loss attributable to non-controlling interest		(105,682)
Comprehensive loss attributable to System1, Inc.		(336,791)
Revision Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		757
Foreign currency translation income (loss)		0
Comprehensive loss		757
Comprehensive loss attributable to non-controlling interest		(5,248)
Comprehensive loss attributable to System1, Inc.		6,005
As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(441,322)
Foreign currency translation income (loss)		(394)
Comprehensive loss		(441,716)
Comprehensive loss attributable to non-controlling interest		(110,930)
Comprehensive loss attributable to System1, Inc.		(330,786)
Impact of Reclassification of Discontinued Operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ 0